Stock-Based Compensation	12 Months Ended
Feb. 28, 2013
Stock-Based Compensation [Text Block]
8.	Stock-Based Compensation

There were no options granted during the year ended February 28, 2013. The weighted average date-of-grant fair value of the options granted during the year ended February 29, 2012 was $2.65 USD per option (2011- $2.17 USD). The estimated fair value of the stock options granted was determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2013	2012	2011

Risk-free rate	-	1.11%	3.29%
Dividend yield	-	nil%	nil%
Volatility factor of the expected market price of the Company’s common shares	-	97%	94%
Weighted average expected life of the options (months)	-	120	120

In connection with the vesting of certain employees’, officers’ and directors’ stock options for the year ended February 28, 2013, the Company has recorded stock option compensation of $151,916 (2012 - $414,822 ; 2011 - $1,494,569) which was credited to additional paid-in capital and expensed in selling, general and administrative expenses in the year.